Summary of Significant Accounting Policies - Summary of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued interest	$ 26,892	$ 29,075	$ 9,011
Accrued drilling costs	2,005	5,306	26,269
Accrued ad valorem taxes	2,400
Accrued rig termination fees			2,600
Asset retirement obligation of assets held for sale	3,442
Other accrued liabilities	5,481	4,063	6,962
Total accrued expenses	$ 40,220	$ 38,444	$ 44,842